Summary of Significant Accounting Policies - Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Amounts expected to be recognized as revenue:
Total recognised revenue				$ 6,875,000
Within One Year [Member]
Amounts expected to be recognized as revenue:
Total recognised revenue				3,300,000
After One Year [Member]
Amounts expected to be recognized as revenue:
Total recognised revenue				$ 3,575,000